Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	€ 28
Exchange differences	1
Ending balance, intangible assets	58	€ 28
Beginning balance	174
Ending balance	536	174
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	146
Ending balance	478	146
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	47	35
Additions	19	8
Acquisition, business combination (Note 5)	27	3
Amortization charge	0
Exchange differences	(1)	1
Ending balance, intangible assets	92	47
Beginning balance	193	170
Additions	19	8
Acquisition, business combination (Note 5)	355	11
Exchange differences	3	4
Ending balance	570	193
Cost | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	146	135
Additions	0	0
Acquisition, business combination (Note 5)	328	8
Exchange differences	4	3
Ending balance	478	146
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(19)	(8)
Amortization charge	(16)	(11)
Exchange differences	1
Ending balance, intangible assets	(34)	(19)
Beginning balance	(19)	(8)
Ending balance	(34)	(19)
Internal development costs and patents
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	14
Ending balance, intangible assets	26	14
Internal development costs and patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	26	18
Additions	19	8
Acquisition, business combination (Note 5)	0	0
Amortization charge	0
Exchange differences	0	0
Ending balance, intangible assets	45	26
Internal development costs and patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(12)	(6)
Amortization charge	(7)	(6)
Exchange differences	0
Ending balance, intangible assets	(19)	(12)
Acquired intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	14
Ending balance, intangible assets	32	14
Acquired intangible assets | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	21	17
Additions	0	0
Acquisition, business combination (Note 5)	27	3
Amortization charge	0
Exchange differences	(1)	1
Ending balance, intangible assets	47	21
Acquired intangible assets | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(7)	(2)
Amortization charge	(9)	(5)
Exchange differences	1
Ending balance, intangible assets	€ (15)	€ (7)